Other disclosures - Solvency information (Details)	Jun. 30, 2024	Dec. 31, 2023
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage	12.48%	12.30%
Tier 1 phase in capital ratio	13.89%	13.75%
Total phase-in capital	16.71%	16.39%
CET1 phase-in percentage, fully loaded	12.46%
Minimum
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage	9.62%
Pillar 1 percentage	4.50%
Pillar 2 percentage	0.98%
Capital conservation buffer, percentage	2.50%
Globally Systemically Important Entity percentage	1.25%
Percentage of anti cyclical buffer on common equity Tier1 capital	0.39%
Tier 1 phase in capital ratio	11.45%
Total phase-in capital	13.88%